FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES, Interest Rate Risk (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Amount of Increase (Decrease) on Equity and Profit or Loss [Abstract]
Profit or loss	$ (5,671,099)	$ (9,822,626)	$ (9,957,817)
Equity	$ 24,035,493	$ 4,639,074	$ 6,067,514	$ 3,268,563
Floating Interest Rate [Member]
Interest-bearing financial instruments [Abstract]
Weighted average interest rate on cash at bank on hand and short-term deposits	0.17%	2.02%
Interest Rate Risk [Member]
Interest-bearing financial instruments [Abstract]
Financial assets	$ 18,857,088	$ 4,432,150
Interest Rate Risk [Member] | Cash at Bank and on Hand [Member]
Interest-bearing financial instruments [Abstract]
Financial assets	14,307,088	2,224,380
Interest Rate Risk [Member] | Short Term Deposits [Member]
Interest-bearing financial instruments [Abstract]
Financial assets	4,550,000	2,207,770
1% [Member] | Cash and Cash Equivalents [Member]
Amount of Increase (Decrease) on Equity and Profit or Loss [Abstract]
Profit or loss	188,571	44,322
Equity	188,571	44,322
-1% [Member] | Cash and Cash Equivalents [Member]
Amount of Increase (Decrease) on Equity and Profit or Loss [Abstract]
Profit or loss	(29,013)	(44,322)
Equity	$ (29,013)	$ (44,322)